EQUITY ACCOUNTED INVESTMENTS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Interests In Other Entities [Abstract]
Balance at beginning of period			$ 198	$ 222	$ 222
Additions			11		0
Dispositions			(12)		0
Share of net income (loss)	$ 2	$ 2	5	$ 3	8
Distributions received			(9)		(18)
Foreign currency translation and other			(6)		(14)
Balance at end of period	$ 187		$ 187		$ 198